Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) (Bendon Limited) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
CashAndCashEquivalentLineItems [Line Items]
Cash and cash equivalents	$ 4,173	$ 10,739	$ 3,464	$ 2,644
Bendon Limited [Member]
CashAndCashEquivalentLineItems [Line Items]
Cash on hand		54		48	$ 47	$ 52
Cash at bank		10,685		2,596	4,146	1,194
Cash and cash equivalents		$ 10,739		$ 2,644	$ 4,193	$ 1,246